PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computer	Field	Office	Vehicles	Building	Land	Total
Cost
As at December 31, 2014	$91,713	$146,041	$6,635	$197,200	$572,443	$414,526	$1,428,558
Additions	7,981	10,224	1,170	16,105	6,065	-	41,545
Disposals and derecognition	-	(2,152)	(3,059)	(165,888)	-	-	(171,099)
As at December 31, 2015	99,694	154,113	4,746	47,417	578,508	414,526	1,299,004
Additions	10,549	6,450	-	-	-	-	16,999
Disposals and derecognition	-	(79,630)	(2,365)	(47,417)	-	-	(129,412)
As at December 31, 2016	110,243	80,933	2,381	-	578,508	414,526	1,186,591
Additions	-	-	-	-	20,447	4,337	24,784
Disposals and derecognition	-	(20,756)	-	-	-	-	(20,756)
As at December 31, 2017	$110,243	$60,177	$2,381	$-	$598,955	$418,863	$1,190,619

Accumulated depreciation
As at December 31, 2014	$91,713	$106,850	$3,958	$157,625	$317,183	$-	$677,329
Additions	7,981	8,161	1,832	15,595	117,213	-	150,782
Disposals and derecognition	-	(1,680)	(1,656)	(140,231)	-	-	(143,567)
As at December 31, 2015	99,694	113,331	4,134	32,989	434,396	-	684,544
Additions	7,438	12,601	-	671	115,490	-	136,200
Disposals and derecognition	-	(70,444)	(1,753)	(33,660)	-	-	(105,857)
As at December 31, 2016	107,132	55,488	2,381	-	549,886	-	714,887
Additions	3,111	7,104	-	-	29,129	-	39,344
Disposals and derecognition	-	(13,890)	-	-	-	-	(13,890)
As at December 31, 2017	$110,243	$48,702	$2,381	$-	$579,015	$-	$740,341

Net book value
As at December 31, 2016	$3,111	$25,445	$-	$-	$28,622	$414,526	$471,704
As at December 31, 2017	$-	$11,475	$-	$-	$19,940	$418,863	$450,278